33. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Schedule of compensation of executives and board level directors

Compensation of executives and Board level directors

Year ended December 31,	2017	2016	2015
Short-term benefits (including salaries)	$10,037	$6,751	$7,132
Special payments (1)	9,006	—	—
Post-employment benefits	2,458	2,344	3,268
Share-based payments (2)	2,820	5,482	4,674
	$24,321	$14,577	$15,074

(1)	Balance relates to the special cash distribution effective January 25, 2017.

(2)	During 2015, the Board authorized the grant of stock options to certain key management personnel pursuant to the stock incentive plan. A total of 348,606 stock options were granted to key management personnel in 2015. Share-based payments also included all expenses associated with stock options previously issued under the 2008 and stock incentive plans.

Schedule of related parties transaction

During the years presented below, the Company and its subsidiaries entered into the following transactions with Loral.

	Sale of goods and services, interest income			Purchase of goods and services, interest expense
Years ended December 31,	2017	2016	2015	2017	2016	2015
Revenue	$128	$133	$129	$—	$—	$—
Operating expenses	$—	$—	$—	$6,518	$6,627	$7,547
Interest and other expenses	$—	$—	$—	$—	$—	$—

Schedule of related parties transaction outstanding

The following balances were outstanding with Loral at the end of the years presented below:

	Amounts owed by related parties			Amounts owed to related parties
At December 31,	2017		2016	2017	2016
Current receivables/payables	$	82	$—	$—	$174